CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 94,580,205	$ 13,524,789	¥ 93,457,498	¥ 77,776,932
Cost of revenues:
Commission-split (including costs generated from related parties of RMB869,298, RMB601,193 and RMB331,521, for 2023, 2024 and 2025, respectively)	(20,873,405)	(2,984,857)	(22,766,957)	(20,419,577)
Commission and compensation-internal	(17,656,184)	(2,524,801)	(18,903,786)	(17,015,927)
Cost of home renovation and furnishing (including costs generated from related parties of RMB176,824, RMB116,207 and RMB48,000, for 2023, 2024 and 2025, respectively)	(10,581,816)	(1,513,180)	(10,229,696)	(7,705,325)
Cost of home rental services (including costs generated from related parties of RMB9,042, RMB11,150 and RMB11,493, for 2023, 2024 and 2025, respectively)	(20,020,954)	(2,862,958)	(13,619,506)	(6,163,044)
Cost related to stores (including costs generated from related parties of RMB15,356, RMB7,594 and RMB5,410, for 2023, 2024 and 2025, respectively)	(2,851,831)	(407,806)	(2,854,988)	(2,872,093)
Others (including costs generated from related parties of RMB9,401, RMB13,496 and RMB6,697, for 2023, 2024 and 2025, respectively)	(2,383,938)	(340,898)	(2,138,510)	(1,882,952)
Total cost of revenues	(74,368,128)	(10,634,500)	(70,513,443)	(56,058,918)
Gross profit	20,212,077	2,890,289	22,944,055	21,718,014
Operating expenses:
Sales and marketing expenses (including expenses generated from related parties of RMB6,776, RMB21,001 and RMB9,113, for 2023, 2024 and 2025, respectively)	(7,328,909)	(1,048,020)	(7,783,341)	(6,654,178)
General and administrative expenses (including expenses generated from related parties of RMB15,732, RMB5,702 and RMB378, for 2023, 2024 and 2025, respectively)	(8,075,414)	(1,154,769)	(8,960,747)	(8,236,569)
Research and development expenses (including expenses generated from related parties of RMB92,080, RMB152,818 and RMB208,679, for 2023, 2024 and 2025, respectively)	(2,580,564)	(369,016)	(2,283,424)	(1,936,780)
Impairment of goodwill, intangible assets and other long-lived assets	(116,332)	(16,635)	(151,576)	(93,417)
Total operating expenses	(18,101,219)	(2,588,440)	(19,179,088)	(16,920,944)
Income from operations	2,110,858	301,849	3,764,967	4,797,070
Interest income, net (including income generated from related parties of RMB6,987, RMB7,010 and RMB11,895, for 2023, 2024 and 2025, respectively)	807,505	115,472	1,260,163	1,263,332
Share of results of equity investees	16,420	2,348	10,192	9,098
Impairment loss and provision related to equity investments accounted for using equity method	(103,662)	(14,823)		(10,369)
Fair value changes in investments, net	462,668	66,161	312,791	78,320
Impairment loss for equity investments accounted for using measurement alternative	(2,731)	(391)	(9,408)	(28,800)
Foreign currency exchange loss	(59,746)	(8,544)	(34,674)	(93,956)
Other income, net	1,445,791	206,745	1,566,038	1,869,300
Income before income tax expense	4,677,103	668,817	6,870,069	7,883,995
Income tax expense	(1,686,089)	(241,108)	(2,791,889)	(1,994,391)
Net income	2,991,014	427,709	4,078,180	5,889,604
Net loss (income) attributable to noncontrolling interests shareholders	2,961	423	(13,280)	(6,380)
Net income attributable to KE Holdings Inc.	2,993,975	428,132	4,064,900	5,883,224
Net income attributable to KE Holdings Inc.'s ordinary shareholders	2,993,975	428,132	4,064,900	5,883,224
Other comprehensive income (loss)
Currency translation adjustments	(429,040)	(61,352)	217,142	574,223
Unrealized gains on available-for-sale investments, net of reclassification	109,957	15,724	147,668	82,800
Total other comprehensive income (loss)	(319,083)	(45,628)	364,810	657,023
Total comprehensive income	2,671,931	382,081	4,442,990	6,546,627
Comprehensive loss (income) attributable to noncontrolling interests shareholders	2,961	423	(13,280)	(6,380)
Comprehensive income attributable to KE Holdings Inc.	2,674,892	382,504	4,429,710	6,540,247
Comprehensive income attributable to KE Holdings Inc.'s ordinary shareholders	¥ 2,674,892	$ 382,504	¥ 4,429,710	¥ 6,540,247
Weighted average number of ordinary shares used in computing net income per share, basic and diluted
- Basic (in shares)	3,326,149,994	3,326,149,994	3,409,772,592	3,521,379,938
- Diluted (in shares)	3,472,076,149	3,472,076,149	3,537,408,029	3,611,653,020
Net income per share attributable to ordinary shareholders
- Basic (per share) | (per share)	¥ 0.9	$ 0.13	¥ 1.19	¥ 1.67
- Diluted (per share) | (per share)	¥ 0.86	$ 0.12	¥ 1.15	¥ 1.63
Share-based compensation expenses included in:
Share-based compensation expenses included in: | ¥	¥ 1,904,924		¥ 2,726,075	¥ 3,215,549
Cost of revenues
Share-based compensation expenses included in:
Share-based compensation expenses included in:	446,120	$ 63,794	521,293	502,523
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation expenses included in:	181,877	26,008	197,320	180,465
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation expenses included in:	1,111,415	158,931	1,821,817	2,345,895
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation expenses included in:	165,512	23,668	185,645	186,666
Existing home transaction services
Net revenues:
Total net revenues	25,020,035	3,577,817	28,201,003	27,954,135
New home transaction services
Net revenues:
Total net revenues	30,597,319	4,375,358	33,653,403	30,575,778
Home renovation and furnishing
Net revenues:
Total net revenues	15,426,141	2,205,909	14,768,947	10,850,497
Home rental services
Net revenues:
Total net revenues	21,900,320	3,131,704	14,334,479	6,099,747
Emerging and other services
Net revenues:
Total net revenues	¥ 1,636,390	$ 234,001	¥ 2,499,666	¥ 2,296,775